UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL  REPORT  OF PROXY  VOTING  RECORD  OF  REGISTERED  MANAGEMENT
INVESTMENT  COMPANY

Investment Company Act file number:  811-10261

Pearl Mutual Funds (Exact name of registrant as specified in charter)
2610 Park Avenue, P.O. Box 209, Muscatine, Iowa, 52761
(Address of principal executive offices)
Richard Phillips, 2610 Park Avenue, P.O. Box 209, Muscatine, Iowa 52761
(Name and address of agent for service)
Registrant’s telephone number, including area code: (563) 288-2773
Date of fiscal year end: 12/31
Date of reporting period: 07/01/10 – 06/30/11

Pearl Total Return Fund

No proxies were received from July 1, 2010 to June 30, 2011.

Pearl Aggressive Growth Fund

No proxies were received from July 1, 2010 to June 30, 2011.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Pearl Mutual Funds

By (Signature and Title):	/s/ Richard Phillips
Richard Phillips, President, Chief Executive Officer, Chief Operating Officer, and Chief Financial Officer

By (Signature and Title):	/s/ David M. Stanley
David M. Stanley, Secretary

Date:   August 19, 2011